Revenues (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Disaggregation Revenue
The following table presents our disaggregated revenue by source for the three months ended March 31, 2021 and 2020.

	Three Months Ended March 31,
	2021	2020
Billboard advertising	$334,039	$355,305
Logo advertising	19,406	21,392
Transit advertising	17,436	29,872

Net revenues	$370,881	$406,569

The following table presents our disaggregated revenue by source including revenues accounted for under ASC 840, ASC 842 and ASC 606 for the years ended December 31, 2020, 2019 and 2018.

	2020	2019	2018
Billboard Advertising	$1,403,239	$1,537,542	$1,412,978
Logo Advertising	82,944	84,201	84,424
Transit Advertising	82,673	131,901	129,820

Net Revenues	$1,568,856	$1,753,644	$1,627,222